Supplement to the
Fidelity® Cloud Computing ETF
October 30, 2024
Summary Prospectus

Effective December 20, 2024, Securities Lending Risk is no longer a principal investment risk for the fund.
CCE-SUSTK-1224-100 1.9918793.100	December 6, 2024